Segment Information Capital Expenditures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 506.8	$ 465.8	$ 456.0
Corporate and other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	11.2	7.0	2.9
Passive Safety
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	394.7	405.6	389.0
Electronics
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 100.9	$ 53.2	$ 64.1